STOCKHOLDER'S EQUITY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
STOCKHOLDER'S EQUITY
Schedule of the amount of dividends and dividend equivalents paid
Declaration Date	Record Date	Date Paid	Amount per Share of Common Stock
February 3, 2015	March 9, 2015	March 23, 2015	$0.20

Declaration Date	Record Date	Date Paid	Amount per Share of Common Stock
April 25, 2014	June 6, 2014	June 16, 2014	$0.20
July 29, 2014	September 5, 2014	September 15, 2014	0.20
October 27, 2014	December 5, 2014	December 15, 2014	0.20

Schedule of RSU and PSU activity

	Shares of RSU and PSU	Weighted Average Grant Date Fair Value
Beginning balance at January 1, 2015	—	$—
Granted(1)	286,796	33.96
Vested(2)	(84,649)	33.96
Forfeited	—	—

Nonvested at March 31, 2015	202,147	$33.96

(1)

The number of shares granted under the PSU award, assumes Holdings will attain a performance target at 100%. The PSUs will vest ratably based on a scale ranging from 80% to 120% of the performance target with the vested amount ranging from 30% to 150%.

(2)	This number includes vested units of 3,131 that were withheld to cover tax obligations and were subsequently canceled.

	Shares of RSU and PSU	Weighted Average Grant Date Fair Value
Beginning balance at January 1, 2014	—	$—
Granted	494,980	22.40
Vested	(493,971)	22.41
Forfeited	(1,009)	20.18

Nonvested at December 31, 2014	—	$—